MERGER AGREEMENT AND ASSET-FOR-SHARE EXCHANGE AGREEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset-for-Share Exchange Agreement	On April 25, 2025, the Company entered into an Asset-for-Share Exchange Agreement (the “Exchange Agreement”) with BSG Series CM LLC (the “Transferor”), pursuant to which the Transferor agreed to contribute certain computer equipment consisting of cryptocurrency mining machines (the “Assets”) to the Company in exchange for 40,446,956 shares of the Company’s common stock (the “Shares”).